Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Leasehold improvements	43,181,328	46,392,697	6,747,537
Furniture, fixtures and equipment	27,924,624	29,534,670	4,295,640
Motor vehicles	4,376,244	4,281,395	622,703
Total	75,482,196	80,208,762	11,665,880
Accumulated depreciation	(30,525,142)	(43,941,720)	(6,391,058)
Property and equipment, net	44,957,054	36,267,042	5,274,822

Depreciation expense was RMB10,924,678,  RMB10,902,651 and RMB13,416,578 for the years ended December 31, 2016, 2017 and 2018, respectively.